Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 29, 2012
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

SGX-13-01  October 1, 2013
1.905959.106

Supplement to the

Fidelity® Series Global ex U.S. Index Fund (FSGEX)

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

Maximilian Kaufmann no longer serves as a portfolio manager of the fund.

SGXB-13-01  October 1, 2013
1.903402.108